INCOME TAXES (Details) - Income tax provision (benefit) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Federal:
Current
Deferred	$ (487,000)	$ (1,606,000)
State:
Current
Deferred	$ (120,000)	$ (1,000)
Adjustment to valuation allowance related to net deferred tax assets	$ 607,000	$ 1,607,000
Income tax provision (benefit)